Related Party Transactions (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Related Party Transactions [Line Items]
Granted stock options	397,628
Weighted average exercise price | $ / shares	$ 1.66
Recognized over a vesting period	1-4-years vesting period
Stock Options [Member]
Related Party Transactions [Line Items]
Fair value of the stock options | $	$ 485
Stock Options [Member] | Board of Directors [Member]
Related Party Transactions [Line Items]
Granted stock options	397,628
Weighted average exercise price | $ / shares	$ 1.66
RSU [Member]
Related Party Transactions [Line Items]
Fair value of the stock options | $	$ 1,210
Recognized over a vesting period	1-4-years vesting period
RSU [Member] | Board Members [Member]
Related Party Transactions [Line Items]
Granted stock options	688,929